Consolidated Schedule of Investments (unaudited) September 30, 2019	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 56.2%

Argentina — 0.0%
YPF SA, ADR(a)	366	$3,385

Australia — 0.3%
AGL Energy Ltd.	1,666	21,553
Newcrest Mining Ltd.	10,564	243,771
Quintis HoldCo Pty. Ltd. (Acquired 10/22/18, cost $115,835)(b)(c)(d)	218,994	180,328
Rio Tinto Ltd.	66	4,134
Rio Tinto plc	21	1,092
South32 Ltd.	2,565	4,524
Woolworths Group Ltd.	8	201

		455,603

Brazil — 0.6%
Ambev SA(c)	478	2,209
Azul SA, ADR(a)(c)	18,808	673,702
Banco do Brasil SA(c)	795	8,725
Banco Santander Brasil SA	400	4,376
Engie Brasil Energia SA	300	3,205
Notre Dame Intermedica Participacoes SA	27,434	359,849
Petrobras Distribuidora SA	2,139	14,147

		1,066,213

Canada — 0.9%
Barrick Gold Corp.	4,450	76,985
Canadian National Railway Co.	126	11,314
Canadian Pacific Railway Ltd.	40	8,889
Enbridge, Inc.	20,947	735,204
Fairfax Financial Holdings Ltd.	26	11,461
Imperial Oil Ltd.	136	3,542
Magna International, Inc.	154	8,209
Nutrien Ltd.	68	3,388
Rogers Communications, Inc., Class B	127	6,186
TC Energy Corp.	10,698	553,936
Thomson Reuters Corp.	318	21,254
Wheaton Precious Metals Corp.	8,746	229,336

		1,669,704

Chile — 0.0%
Cia Cervecerias Unidas SA, ADR	1,822	40,430

China — 1.9%
Agile Group Holdings Ltd.	4,000	4,859
Agricultural Bank of China Ltd., Class H	9,000	3,524
Aier Eye Hospital Group Co. Ltd., Class A	5,700	28,342
Air China Ltd., Class H	2,000	1,755
Alibaba Group Holding Ltd., ADR(c)	5,645	944,013
Anhui Conch Cement Co. Ltd., Class A	900	5,217
Anhui Conch Cement Co. Ltd., Class H	2,000	11,869
ANTA Sports Products Ltd.	3,000	24,799
Asymchem Laboratories Tianjin Co. Ltd., Class A	1,793	29,594
Autobio Diagnostics Co. Ltd., Class A	2,283	28,321
Baidu, Inc., ADR(c)	3	308
Bank of China Ltd., Class H	2,000	784
Beijing Capital International Airport Co. Ltd., Class H	10,000	8,533
Beijing Enterprises Holdings Ltd.	1,500	6,902
Brilliance China Automotive Holdings Ltd.	34,000	36,525
CGN Power Co. Ltd., Class H(e)	13,000	3,287
China CITIC Bank Corp. Ltd., Class H	12,000	6,398
China Hongqiao Group Ltd.	3,000	1,916

Security	Shares	Value

China (continued)
China Longyuan Power Group Corp. Ltd., Class H	4,000	$2,248
China Mengniu Dairy Co. Ltd.(c)	6,000	22,460
China Mobile Ltd.	2,000	16,568
China Petroleum & Chemical Corp., Class H	22,000	13,018
China Resources Cement Holdings Ltd.	14,000	14,042
China Resources Pharmaceutical Group Ltd.(e)	2,500	2,339
China Resources Power Holdings Co. Ltd.	4,000	4,853
China Shenhua Energy Co. Ltd., Class H	4,500	9,034
China Taiping Insurance Holdings Co. Ltd.	400	893
China Unicom Hong Kong Ltd.	2,000	2,117
CITIC Ltd.	4,000	5,049
CNOOC Ltd.	10,000	15,311
Country Garden Services Holdings Co. Ltd.(c)	1,114	3,213
Dali Foods Group Co. Ltd.(e)	6,000	3,682
Daqin Railway Co. Ltd., Class A	600	638
Foshan Haitian Flavouring & Food Co. Ltd., Class A	1,800	27,752
Fosun International Ltd.	16,000	19,804
GF Securities Co. Ltd., Class H	200	210
Glodon Co. Ltd., Class A	5,400	26,859
Great Wall Motor Co. Ltd., Class A	15,300	16,528
Gree Electric Appliances, Inc. of Zhuhai, Class A	2,300	18,476
Guangzhou Automobile Group Co. Ltd., Class A	11,200	19,271
Guotai Junan Securities Co. Ltd., Class H(e)	1,200	1,867
Haier Smart Home Co. Ltd., Class A	8,200	17,584
Haitong Securities Co. Ltd., Class H	3,600	3,776
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	6,100	27,655
Hangzhou Robam Appliances Co. Ltd., Class A	5,000	18,437
Hangzhou Tigermed Consulting Co. Ltd., Class A	3,200	27,809
Han’s Laser Technology Industry Group Co. Ltd., Class A	6,200	30,896
Hengan International Group Co. Ltd.	4,500	29,487
Huazhu Group Ltd., ADR	836	27,605
Hundsun Technologies, Inc., Class A	2,600	26,960
Industrial & Commercial Bank of China Ltd., Class H	18,000	12,059
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	6,699	26,795
Inspur Electronic Information Industry Co. Ltd., Class A	7,500	26,990
JD.com, Inc., ADR(c)	728	20,537
Jiangsu Hengrui Medicine Co. Ltd., Class A	2,500	28,262
Kingdee International Software Group Co. Ltd.	30,000	31,592
Kingsoft Corp. Ltd.(c)	12,000	25,453
Kunlun Energy Co. Ltd.	4,000	3,447
Laobaixing Pharmacy Chain JSC, Class A	2,600	27,570
Lenovo Group Ltd.	48,000	32,022
Li Ning Co. Ltd.	9,500	27,256
Sany Heavy Industry Co. Ltd., Class A	2,200	4,406

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Shanghai International Airport Co. Ltd., Class A	2,200	$24,650
Shanghai Jahwa United Co. Ltd., Class A	5,600	26,932
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	400	406
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	1,100	28,455
Sinopec Engineering Group Co. Ltd., Class H	8,000	5,026
Sinopec Shanghai Petrochemical Co. Ltd., Class H	28,000	8,140
TAL Education Group, ADR(c)	775	26,536
Tencent Holdings Ltd.	24,700	1,033,150
Tingyi Cayman Islands Holding Corp.	2,000	2,816
Tsingtao Brewery Co. Ltd., Class A	600	4,079
Tsingtao Brewery Co. Ltd., Class H	2,000	12,067
Venustech Group, Inc., Class A	6,399	28,688
Vipshop Holdings Ltd., ADR(c)	72	642
Want Want China Holdings Ltd.	83,000	66,278
Weichai Power Co. Ltd., Class H	2,000	2,885
Wuhan Raycus Fiber Laser Technologies Co. Ltd., Class A	2,093	29,171
WuXi AppTec Co. Ltd., Class A	2,300	27,934
Wuxi Biologics Cayman, Inc.(c)(e)	2,500	25,492
Yanzhou Coal Mining Co. Ltd., Class H	4,000	4,062
Yifeng Pharmacy Chain Co. Ltd., Class A	2,500	27,631
Yonyou Network Technology Co. Ltd., Class A	5,800	25,134
Yum China Holdings, Inc.	1,538	69,871
Zhejiang Expressway Co. Ltd., Class H	4,000	3,460
Zijin Mining Group Co. Ltd., Class H	20,000	6,907
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	200	160

		3,360,348

Czech Republic — 0.0%
CEZ A/S	2,523	55,732

Denmark — 0.1%
AP Moller — Maersk A/S, Class A	18	19,190
AP Moller — Maersk A/S, Class B	9	10,174
Carlsberg A/S, Class B	115	16,995
Novo Nordisk A/S, Class B	3,343	172,753

		219,112

Finland — 0.0%
Fortum OYJ	31	733

France — 2.2%
Cie de Saint-Gobain	2,343	91,829
Danone SA	16,957	1,493,602
Dassault Aviation SA	187	264,559
Dassault Systemes SE	6	855
Eiffage SA	605	62,717
Electricite de France SA	154	1,723
Engie SA	259	4,227
EssilorLuxottica SA	1,418	204,446
Kering SA	24	12,230
Orange SA	312	4,883
Publicis Groupe SA	438	21,552
Renault SA	98	5,624
Safran SA	5,130	807,720
Sanofi	2,977	275,768
Sodexo SA	5,734	643,727

Security	Shares	Value

France (continued)
TOTAL SA, ADR(a)	181	$9,412
Vivendi SA	369	10,097

		3,914,971

Germany — 1.6%
adidas AG	64	19,926
Allianz SE (Registered)	25	5,819
Bayer AG (Registered)	4,351	306,541
Deutsche Boerse AG	5	780
Fresenius SE & Co. KGaA	8,261	386,455
HeidelbergCement AG	23	1,662
Knorr-Bremse AG(c)	5,642	530,333
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Registered)	9	2,324
SAP SE	37	4,354
Siemens AG (Registered)	13,893	1,487,178
Vonovia SE	1,495	75,849
Wirecard AG	22	3,521

		2,824,742

Hong Kong — 0.8%
CK Infrastructure Holdings Ltd.	9,000	60,525
CLP Holdings Ltd.	6,000	63,065
Hang Lung Properties Ltd.	34,000	77,163
HKT Trust & HKT Ltd.(f)	38,000	60,280
Hongkong Land Holdings Ltd.	3,700	20,802
Hysan Development Co. Ltd.	7,000	28,228
I-CABLE Communications Ltd.(c)	7,664	74
Jardine Matheson Holdings Ltd.	1,800	96,331
Link REIT	5,000	55,154
Power Assets Holdings Ltd.	3,500	23,495
Sino Land Co. Ltd.	10,000	15,030
Sun Art Retail Group Ltd.	4,000	4,057
Sun Hung Kai Properties Ltd.	55,666	799,962
Swire Pacific Ltd., Class A	4,500	41,883
Wharf Real Estate Investment Co. Ltd.	7,000	38,231

		1,384,280

India — 0.8%
Coal India Ltd.	12,031	33,966
Hero MotoCorp Ltd.	1,687	64,447
Hindustan Petroleum Corp. Ltd.	832	3,554
Housing Development Finance Corp. Ltd.	15,990	446,317
Oil & Natural Gas Corp. Ltd.	20,471	38,104
Reliance Industries Ltd.	42,630	802,663
Vedanta Ltd.	4,808	10,476
Wipro Ltd.	463	1,569

		1,401,096

Indonesia — 0.0%
Bank Central Asia Tbk. PT	36,100	77,181

Italy — 0.8%
Enel SpA	84,344	629,990
RAI Way SpA(e)	34,860	202,517
Snam SpA	9,865	49,830
UniCredit SpA	52,649	620,574

		1,502,911

Japan — 5.5%
Aeon Co. Ltd.	200	3,675
AGC, Inc.	300	9,349
Ajinomoto Co., Inc.	35,800	677,607
Alfresa Holdings Corp.	1,800	40,331
Alps Alpine Co. Ltd.	820	15,398

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Astellas Pharma, Inc.	39,950	$571,451
Canon Marketing Japan, Inc.	1,600	34,114
Daikin Industries Ltd.	2,400	316,534
Daiwa House Industry Co. Ltd.	100	3,250
Denso Corp.	7,030	310,638
Dowa Holdings Co. Ltd.	800	27,471
East Japan Railway Co.	7,227	691,064
FUJIFILM Holdings Corp.	200	8,810
GS Yuasa Corp.	1,500	26,052
Hitachi Ltd.	600	22,470
Hoya Corp.	7,101	581,593
Japan Airlines Co. Ltd.	25,000	742,485
Japan Aviation Electronics Industry Ltd.	2,900	41,418
Japan Post Holdings Co. Ltd.	300	2,768
Kamigumi Co. Ltd.	1,600	36,346
KDDI Corp.	2,900	75,669
Keyence Corp.	100	62,246
Kinden Corp.	6,400	95,175
Koito Manufacturing Co. Ltd.	2,800	137,827
Kuraray Co. Ltd.	1,400	17,297
Kyowa Kirin Co. Ltd.	100	1,947
Kyudenko Corp.	800	26,819
Mabuchi Motor Co. Ltd.	1,400	52,506
Maeda Road Construction Co. Ltd.	1,600	34,962
Medipal Holdings Corp.	2,100	46,877
Mitsubishi Estate Co. Ltd.	5,000	96,683
Mitsubishi Heavy Industries Ltd.	500	19,654
Mitsubishi Motors Corp.	600	2,618
Mitsubishi UFJ Financial Group, Inc.	900	4,584
Murata Manufacturing Co. Ltd.	18,220	883,078
Nippo Corp.	1,500	27,866
Nippon Telegraph & Telephone Corp.	1,520	72,722
Nippon Television Holdings, Inc.	2,600	33,465
NTT Data Corp.	100	1,298
Okumura Corp.	1,854	49,693
Olympus Corp.	18,000	243,862
Ono Pharmaceutical Co. Ltd.	200	3,642
Otsuka Holdings Co. Ltd.	400	15,026
Seino Holdings Co. Ltd.	2,300	28,874
Seven & i Holdings Co. Ltd.	800	30,660
Shin-Etsu Chemical Co. Ltd.	5,520	594,010
Shionogi & Co. Ltd.	100	5,575
Sompo Holdings, Inc.	300	12,599
Sony Corp.	100	5,911
Stanley Electric Co. Ltd.	1,000	26,635
Subaru Corp.(a)	20,760	587,095
Suzuken Co. Ltd.	900	48,447
Suzuki Motor Corp.	15,661	667,148
Toagosei Co. Ltd.	5,900	66,905
Toda Corp.	8,300	48,004
Tokyo Gas Co. Ltd.	22,816	577,083
Tokyo Steel Manufacturing Co. Ltd.	7,900	60,736
Toyota Industries Corp.	7,414	428,078
TV Asahi Holdings Corp.	2,700	42,623
Yamato Holdings Co. Ltd.	500	7,554
Yamato Kogyo Co. Ltd.	1,200	29,916
Z Holdings Corp.	4,300	12,115
ZOZO, Inc.	17,300	400,738

		9,849,046

Malaysia — 0.0%
Malaysia Airports Holdings Bhd	13,800	28,508

Mexico — 0.0%
America Movil SAB de CV	22,058	16,386

Security	Shares	Value

Netherlands — 1.9%
ABN AMRO Group NV, CVA(e)	32,326	$569,468
Adyen NV(c)(e)	171	112,454
Aegon NV	730	3,032
ASML Holding NV	5	1,240
ING Groep NV	60,186	628,747
Koninklijke DSM NV	9	1,083
Koninklijke Philips NV	25,807	1,192,517
NXP Semiconductors NV	165	18,005
Royal Dutch Shell plc, Class A	17,166	503,419
Royal Dutch Shell plc, Class B	177	5,231
Royal Dutch Shell plc, ADR, Class A(a)	6,104	359,220

		3,394,416

Peru — 0.0%
Southern Copper Corp.	33	1,126

Portugal — 0.0%
Jeronimo Martins SGPS SA	3,466	58,449

Singapore — 0.5%
CapitaLand Ltd.	270,200	690,678
ComfortDelGro Corp. Ltd.	33,500	58,205
Genting Singapore Ltd.	9,400	5,985
Singapore Telecommunications Ltd.	23,700	53,177
United Overseas Bank Ltd.	4,200	78,057

		886,102

South Africa — 0.0%
Aspen Pharmacare Holdings Ltd.	705	4,007
Discovery Ltd.	56	423
Kumba Iron Ore Ltd.	45	1,112
MultiChoice Group Ltd.(c)	4	31
Old Mutual Ltd.(a)	5,968	7,616

		13,189

South Korea — 0.4%
Hana Financial Group, Inc.	404	11,892
Hyundai Mobis Co. Ltd.	9	1,894
Industrial Bank of Korea	355	3,916
KB Financial Group, Inc.	225	8,031
Kia Motors Corp.	44	1,678
KT&G Corp.	4,737	417,923
LG Chem Ltd.	229	57,261
LG Electronics, Inc.	393	22,125
LG Uplus Corp.	837	9,537
NCSoft Corp.	153	66,624
POSCO	327	61,985
Samsung SDI Co. Ltd.	4	745
Shinhan Financial Group Co. Ltd.	513	17,926
SK Telecom Co. Ltd.	247	49,772
S-Oil Corp.	411	34,077
Woongjin Coway Co. Ltd.	603	42,714

		808,100

Spain — 0.6%
CaixaBank SA	1,547	4,058
Cellnex Telecom SA(c)(e)	24,567	1,014,704
Repsol SA	642	10,013
Telefonica SA	1,830	13,983

		1,042,758

Sweden — 0.0%
Assa Abloy AB, Class B	324	7,203
Atlas Copco AB, Class B	260	7,041
Sandvik AB	315	4,904
Telefonaktiebolaget LM Ericsson, Class B	1,655	13,217

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

Security	shares	Value

Sweden (continued)
Telia Co. AB	65	$291

		32,656

Switzerland — 0.9%
Cie Financiere Richemont SA (Registered)	619	45,364
Glencore plc(c)	1,135	3,421
LafargeHolcim Ltd. (Registered)(c)	389	19,156
Nestle SA (Registered)	10,950	1,187,577
Novartis AG (Registered)	3	260
Roche Holding AG	942	274,277

		1,530,055

Taiwan — 1.4%
Cathay Financial Holding Co. Ltd.	44,000	57,994
Chunghwa Telecom Co. Ltd.	104,000	371,925
Far EasTone Telecommunications Co. Ltd.	63,000	147,162
Formosa Chemicals & Fibre Corp.	14,000	39,141
Formosa Petrochemical Corp.	11,000	34,804
Formosa Plastics Corp.	15,000	45,694
Fubon Financial Holding Co. Ltd.	54,000	77,529
Globalwafers Co. Ltd.	1,000	10,085
Hon Hai Precision Industry Co. Ltd.(c)	29,760	70,222
MediaTek, Inc.	1,000	11,898
Nan Ya Plastics Corp.	19,000	42,680
Taiwan Mobile Co. Ltd.	48,000	173,282
Taiwan Semiconductor Manufacturing Co. Ltd.	145,000	1,287,823
Uni-President Enterprises Corp.	31,000	74,808

		2,445,047

Thailand — 0.2%
Advanced Info Service PCL	11,900	85,667
Intouch Holdings PCL, Class F	35,700	76,502
PTT Global Chemical PCL	31,600	55,569
Siam Cement PCL (The)	4,500	60,007
Thai Beverage PCL	30,800	19,723
Thai Oil PCL	18,200	41,510

		338,978

Turkey — 0.0%
Eregli Demir ve Celik Fabrikalari TAS	6,874	8,324
Tupras Turkiye Petrol Rafinerileri A/S	60	1,525
Turkcell Iletisim Hizmetleri A/S	412	949

		10,798

United Arab Emirates — 0.2%
NMC Health plc(a)	8,746	291,497

United Kingdom — 1.1%
AstraZeneca plc	3,143	280,636
Berkeley Group Holdings plc	1,420	72,909
Coca-Cola European Partners plc	104	5,767
Diageo plc	350	14,297
Fiat Chrysler Automobiles NV(c)	1,063	13,774
GlaxoSmithKline plc	172	3,687
HSBC Holdings plc	70,741	542,036
RELX plc	485	11,519
Rolls-Royce Holdings plc(c)	1,707	16,587
Vodafone Group plc	548,071	1,091,925

		2,053,137

United States — 33.5%
Abbott Laboratories	1,122	93,878
AbbVie, Inc.	7,268	550,333
Accenture plc, Class A	911	175,231

Security	shares	Value

United States (continued)
Adobe, Inc.(c)	1,084	$299,455
AES Corp.	848	13,856
Agilent Technologies, Inc.	8,969	687,294
Air Products & Chemicals, Inc.	5,539	1,228,883
Alexion Pharmaceuticals, Inc.(c)	12	1,175
Allstate Corp. (The)	2	217
Ally Financial, Inc.	336	11,142
Alphabet, Inc., Class A(c)	24	29,307
Alphabet, Inc., Class C(c)	2,457	2,995,083
Altria Group, Inc.	8,905	364,214
Amazon.com, Inc.(c)	1,051	1,824,441
American Tower Corp.	457	101,056
Ameriprise Financial, Inc.	267	39,276
Amgen, Inc.	173	33,477
Anthem, Inc.	5,369	1,289,097
Apple, Inc.	12,983	2,907,803
Applied Materials, Inc.	5,650	281,935
Autodesk, Inc.(c)	4,118	608,229
AutoZone, Inc.(c)	6	6,508
Bank of America Corp.	34,851	1,016,604
Baxter International, Inc.	861	75,312
Becton Dickinson and Co.	3,623	916,474
Berkshire Hathaway, Inc., Class B(c)	914	190,130
Biogen, Inc.(c)	35	8,149
Boeing Co. (The)	27	10,273
Booking Holdings, Inc.(c)	7	13,738
Bristol-Myers Squibb Co.(a)	503	25,507
Capital One Financial Corp.	144	13,101
Cardinal Health, Inc.	250	11,797
Carnival Corp.	64	2,797
Caterpillar, Inc.	12	1,516
Centene Corp.(c)	259	11,204
CenterPoint Energy, Inc.	342	10,322
Cerner Corp.(c)	4	273
CH Robinson Worldwide, Inc.(a)	1,104	93,597
Charles Schwab Corp. (The)	9,850	412,025
Charter Communications, Inc., Class A(a)(c)	2,777	1,144,457
Chevron Corp.	246	29,176
Chubb Ltd.	4,175	674,012
Cisco Systems, Inc.	5,540	273,731
Citigroup, Inc.	6,850	473,198
Citrix Systems, Inc.	3,351	323,439
Colgate-Palmolive Co.	13,163	967,612
Comcast Corp., Class A(g)	37,652	1,697,352
ConocoPhillips	202	11,510
Corning, Inc.	3,651	104,127
Costco Wholesale Corp.	77	22,184
CSX Corp.	509	35,258
Cummins, Inc.	58	9,435
CVS Health Corp.	4,468	281,797
DaVita, Inc.(c)	4,160	237,411
Dell Technologies, Inc., Class C(c)	74	3,838
Delta Air Lines, Inc.	283	16,301
Devon Energy Corp.	582	14,003
Discover Financial Services	235	19,056
Dollar General Corp.	3	477
Dollar Tree, Inc.(c)	5,819	664,297
Dover Corp.	3,682	366,580
Dropbox, Inc., Class A(c)	23,358	471,131
DuPont de Nemours, Inc.	3,809	271,620
DXC Technology Co.	427	12,596
Eaton Corp. plc	60	4,989
eBay, Inc.	562	21,907
Edwards Lifesciences Corp.(c)	115	25,290

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Emerson Electric Co.	17,404	$1,163,631
Equinix, Inc.	710	409,528
Exelon Corp.	2,084	100,678
Expedia Group, Inc.(a)	240	32,258
Exxon Mobil Corp.	828	58,465
Facebook, Inc., Class A(c)	5,039	897,345
Ferguson plc	6,112	446,059
Fieldwood Energy, Inc.(c)(d)	2,201	55,025
Fifth Third Bancorp	620	16,976
FleetCor Technologies, Inc.(c)	3,715	1,065,388
Ford Motor Co.	1,079	9,884
Fortune Brands Home & Security, Inc.	842	46,057
General Electric Co.(a)	1,404	12,552
General Motors Co.	243	9,108
Gilead Sciences, Inc.	9,137	579,103
Global Payments, Inc.	509	80,931
Goldman Sachs Group, Inc. (The)	74	15,335
Hartford Financial Services Group, Inc. (The)	1,758	106,552
HCA Healthcare, Inc.	4,859	585,121
Hewlett Packard Enterprise Co.	553	8,389
Home Depot, Inc. (The)	2,521	584,922
Honeywell International, Inc.	160	27,072
HP, Inc.	424	8,022
Huntsman Corp.	443	10,304
iHeartMedia, Inc., Class B(c)	74	1,110
Incyte Corp.(c)	24	1,782
Intel Corp.	852	43,904
International Business Machines Corp.	120	17,450
Intuit, Inc.	1,222	324,979
Intuitive Surgical, Inc.(c)	26	14,038
Jawbone Health Hub, Inc. (Acquired 01/24/17, cost $0)(b)(c)(d)	6,968	—
JBS SA	760	5,985
Johnson & Johnson	9,109	1,178,522
JPMorgan Chase & Co.(g)	17,797	2,094,529
KLA Corp.	169	26,947
Kraft Heinz Co. (The)	113	3,157
Kroger Co. (The)	862	22,222
L3Harris Technologies, Inc.	108	22,533
Lear Corp.	69	8,135
Liberty Broadband Corp., Class C(c)	4,119	431,136
Liberty Media Corp.-Liberty SiriusXM, Class A(a)(c)	3,885	161,499
Liberty Media Corp.-Liberty SiriusXM, Class C(c)	6,510	273,160
Lockheed Martin Corp.	67	26,134
Lookout, Inc. (Acquired 03/04/15, cost $16,643)(b)(c)(d)	1,457	816
Lowe’s Cos., Inc.	5,858	644,146
Macy’s, Inc.(a)	4,876	75,773
Marathon Petroleum Corp.	4,254	258,430
Marsh & McLennan Cos., Inc.	11,331	1,133,667
Marvell Technology Group Ltd.	4,847	121,030
Masco Corp.	2,257	94,072
Mastercard, Inc., Class A	1,065	289,222
McDonald’s Corp.	2,187	469,571
McKesson Corp.	223	30,475
Medtronic plc	482	52,355
Merck & Co., Inc.	9,713	817,640
MetLife, Inc.	309	14,572
Micron Technology, Inc.(c)	280	11,998
Microsoft Corp.	23,704	3,295,567
Mondelez International, Inc., Class A	1,378	76,231
Monster Beverage Corp.(c)	179	10,393

Security	Shares	Value

United States (continued)
Morgan Stanley	21,736	$927,475
Motorola Solutions, Inc.	912	155,414
Newmont Goldcorp Corp.	13,601	515,750
NextEra Energy, Inc.	4,963	1,156,329
NIKE, Inc., Class B	161	15,121
Norfolk Southern Corp.	72	12,936
Northrop Grumman Corp.	34	12,743
Omnicom Group, Inc.(a)	628	49,172
ONEOK, Inc.	16,475	1,214,043
Oracle Corp.(a)	9,128	502,314
Packaging Corp. of America	107	11,353
PayPal Holdings, Inc.(c)	1,907	197,546
Peloton Interactive, Inc., Class A(a)(c)	1,338	33,584
PepsiCo, Inc.	957	131,205
Pfizer, Inc.	27,956	1,004,459
Philip Morris International, Inc.	5,607	425,740
Phillips 66	151	15,462
Procter & Gamble Co. (The)	507	63,061
Progressive Corp. (The)	211	16,300
Prudential Financial, Inc.	188	16,911
QUALCOMM, Inc.	2,870	218,924
Raytheon Co.	7,923	1,554,413
Regeneron Pharmaceuticals, Inc.(c)	13	3,606
Regions Financial Corp.	19,884	314,565
Reinsurance Group of America, Inc.	137	21,904
Rockwell Automation, Inc.	66	10,877
Ross Stores, Inc.	183	20,103
Royal Caribbean Cruises Ltd.	96	10,400
salesforce.com, Inc.(c)	2,104	312,318
Schlumberger Ltd.	1,149	39,261
Sempra Energy	3,144	464,086
ServiceNow, Inc.(c)	28	7,108
Stanley Black & Decker, Inc.	44	6,354
Starbucks Corp.	280	24,758
Stryker Corp.	441	95,388
SunTrust Banks, Inc.	10,922	751,434
Synchrony Financial	127	4,329
Sysco Corp.	171	13,577
Target Corp.	3,943	421,546
Texas Instruments, Inc.	3,754	485,167
Thermo Fisher Scientific, Inc.	209	60,875
TJX Cos., Inc. (The)	10,681	595,359
Travelers Cos., Inc. (The)	617	91,742
Uber Technologies, Inc.(c)	230	7,008
Union Pacific Corp.	145	23,487
United Airlines Holdings, Inc.(c)	154	13,615
United Technologies Corp.(a)	7,493	1,022,944
UnitedHealth Group, Inc.	5,948	1,292,619
US Bancorp	2,296	127,061
Valero Energy Corp.	158	13,468
VeriSign, Inc.(c)	126	23,767
Verizon Communications, Inc.	7,855	474,128
Visa, Inc., Class A	1,778	305,834
Vistra Energy Corp.	3,599	96,201
VMware, Inc., Class A	172	25,810
Walmart, Inc.	4,327	513,528
Walt Disney Co. (The)	176	22,936
Wells Fargo & Co.	1,443	72,785
Western Digital Corp.	201	11,988
Weyerhaeuser Co.	3,982	110,301
Williams Cos., Inc. (The)	28,600	688,116
Willis Towers Watson plc	4	772
Wyndham Destinations, Inc.	288	13,254
Xcel Energy, Inc.	170	11,031
Xilinx, Inc.	2,775	266,122

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

Security		Shares	Value

United States (continued)
Yum! Brands, Inc.		196	$22,232
Zoetis, Inc.		155	19,311

			60,096,708

Total Common Stocks — 56.2% (Cost: $90,345,280)			100,873,397

	Par (000)

Corporate Bonds — 6.1%

Australia — 0.4%
Quintis Australia Pty. Ltd.(d)(e)(h):
7.50%, (7.50% Cash or 8.00% PIK), 10/01/26	USD	366	350,846
12.00%, (0.00% Cash or 0.00% PIK), 10/01/28		414	414,143

			764,989

Chile — 0.0%
Inversiones Alsacia SA, 8.00%, 12/31/18(c)(e)(i)		2	69

China — 0.0%
China Milk Products Group Ltd., 0.00%, 01/05/12(c)(i)(j)(k)		300	3,000

France — 0.1%
Danone SA, 2.59%, 11/02/23(e)		200	202,743

India — 0.0%
REI Agro Ltd.(c)(i)(j):
5.50%, 11/13/14(e)		220	2
5.50%, 11/13/14(d)		152	—

			2

Japan — 0.3%
Mitsubishi UFJ Financial Group, Inc., 3.78%, 03/02/25		53	56,610
Sumitomo Mitsui Financial Group, Inc., 3.94%, 10/16/23		348	369,706

			426,316

Luxembourg — 0.0%
Intelsat Jackson Holdings SA, 8.00%, 02/15/24(e)		37	38,434

Netherlands — 0.1%
ING Groep NV, 4.10%, 10/02/23		200	212,301

Turkey — 0.1%
Bio City Development Co. BV, 8.00%, 07/06/20(c)(d)(e)(i)(j)		800	96,000

United Kingdom — 0.1%
HSBC Holdings plc, (LIBOR USD 3 Month + 1.06%), 3.26%, 03/13/23(l)
		200	203,598

United States — 5.0%
AbbVie, Inc., 3.60%, 05/14/25		53	55,124
Allergan Funding SCS, 3.45%, 03/15/22		123	126,048
Allergan Sales LLC, 5.00%, 12/15/21(e)		63	66,187
American Express Co., 3.70%, 08/03/23		268	282,355
Aon Corp., 4.50%, 12/15/28		30	33,860
Apple, Inc.:
3.35%, 02/09/27		218	233,069
3.20%, 05/11/27		209	221,636

Security		Par (000)	Value

United States (continued)
AvalonBay Communities, Inc., 3.50%, 11/15/24	USD	22	$23,382
Bank of America Corp.:
3.30%, 01/11/23		123	127,080
4.13%, 01/22/24		277	298,132
4.00%, 01/22/25		67	71,143
Becton Dickinson and Co.:
3.13%, 11/08/21		119	120,976
2.89%, 06/06/22		171	173,600
3.36%, 06/06/24		57	59,456
BP Capital Markets America, Inc., 3.79%, 02/06/24		104	110,528
Broadcom, Inc., 3.13%, 04/15/21(e)		212	214,034
Capital One Financial Corp.:
3.20%, 01/30/23		88	90,312
3.30%, 10/30/24		116	120,061
Cigna Corp.:
3.40%, 09/17/21		170	173,819
3.75%, 07/15/23		144	150,794
Citigroup, Inc., (LIBOR USD 3 Month + 0.90%), 3.35%, 04/24/25(l)		215	222,764
Comcast Corp., 3.70%, 04/15/24		248	264,446
CVS Health Corp., 3.70%, 03/09/23		384	399,720
Energy Transfer Operating LP:
5.88%, 01/15/24		49	54,471
4.05%, 03/15/25		40	41,853
Enterprise Products Operating LLC:
3.35%, 03/15/23		172	177,935
3.90%, 02/15/24		40	42,580
3.75%, 02/15/25		40	42,618
Fiserv, Inc., 2.75%, 07/01/24		440	447,646
Gilead Sciences, Inc.:
3.25%, 09/01/22		125	129,138
3.70%, 04/01/24		138	146,083
Goldman Sachs Group, Inc. (The):
(LIBOR USD 3 Month + 1.05%), 2.91%, 06/05/23(l)		125	126,616
3.63%, 02/20/24		146	153,014
Home Depot, Inc. (The), 2.95%, 06/15/29		95	99,697
Hughes Satellite Systems Corp., 7.63%, 06/15/21		21	22,627
iHeartCommunications, Inc.:
6.38%, 05/01/26		106	114,909
8.38%, 05/01/27		38	40,788
International Business Machines Corp., 3.00%, 05/15/24		277	287,195
JPMorgan Chase & Co., (LIBOR USD 3 Month + 1.00%), 4.02%, 12/05/24(l)		166	177,000
Kinder Morgan Energy Partners LP:
4.15%, 02/01/24		33	35,084
4.30%, 05/01/24		31	33,134
Marsh & McLennan Cos., Inc.:
3.88%, 03/15/24		72	76,674
4.38%, 03/15/29		30	33,930
McDonald’s Corp., 3.35%, 04/01/23		78	81,405
Morgan Stanley:
Series F, 3.88%, 04/29/24		170	180,851
(SOFR + 1.15%), 2.72%, 07/22/25(l)		110	111,102
MPLX LP, 4.13%, 03/01/27		86	90,694
NextEra Energy Capital Holdings, Inc., 2.90%, 04/01/22		116	118,089
ONEOK Partners LP, 4.90%, 03/15/25		150	164,948
ONEOK, Inc., 2.75%, 09/01/24		100	100,506
PayPal Holdings, Inc., 2.65%, 10/01/26		50	50,344

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
QUALCOMM, Inc.:
2.60%, 01/30/23	USD	63	$64,022
2.90%, 05/20/24		163	167,555
Starbucks Corp., 3.10%, 03/01/23		124	128,011
SunTrust Banks, Inc., 4.00%, 05/01/25		51	55,125
TransDigm, Inc., 6.25%, 03/15/26(e)		321	344,674
UnitedHealth Group, Inc., 3.70%, 12/15/25		29	31,222
Verizon Communications, Inc., 3.50%, 11/01/24		138	145,926
Vistra Operations Co. LLC, 5.63%, 02/15/27(e)		110	115,835
Walgreen Co., 3.10%, 09/15/22		128	131,085
Wells Fargo & Co.:
3.07%, 01/24/23		25	25,459
3.75%, 01/24/24		80	84,651
(LIBOR USD 3 Month + 1.17%), 3.20%, 06/17/27(l)		424	438,109
Wells Fargo Bank NA, 3.55%, 08/14/23		250	262,493
Williams Cos., Inc. (The):
3.70%, 01/15/23		102	105,482
4.55%, 06/24/24		59	63,502

			8,982,608

Total Corporate Bonds — 6.1% (Cost: $11,962,191)			10,930,060

Floating Rate Loan Interests — 0.2%(m)

United States — 0.2%
Fieldwood Energy LLC, 2nd Lien Term Loan, (LIBOR USD 3 Month + 7.25%), 9.51%, 04/11/23		75	55,621
Fieldwood Energy LLC, Term Loan, (LIBOR USD 3 Month + 5.25%), 7.51%, 04/11/22		56	48,130
Hilton Worldwide Finance LLC, Term Loan B2, (LIBOR USD 1 Month + 1.75%), 3.77%, 06/22/26		166	166,818
iHeartCommunications, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 4.00%), 6.10%, 05/01/26		72	72,276

			342,845

Total Floating Rate Loan Interests — 0.2% (Cost: $318,633)			342,845

Foreign Government Obligations — 3.8%

Argentina — 0.2%
Republic of Argentina:
3.38%, 01/15/23	EUR	100	41,473
6.88%, 01/26/27	USD	295	124,637
5.88%, 01/11/28		290	118,900
7.82%, 12/31/33	EUR	110	57,604

			342,614

Australia — 0.3%
Commonwealth of Australia, 3.00%, 03/21/47	AUD	520	457,469

Canada — 0.2%
Canadian Government Bond, 0.75%, 03/01/21	CAD	413	307,806

Security		Par (000)	Value

Indonesia — 0.2%
Republic of Indonesia, 8.25%, 05/15/29	IDR	5,767,000	$432,335

Italy — 1.4%
Republic of Italy:
3.00%, 08/01/29	EUR	1,219	1,601,314
3.85%, 09/01/49(e)		559	879,116

			2,480,430

Mexico — 0.2%
United Mexican States:
8.00%, 09/05/24	MXN	41	218,541
10.00%, 12/05/24		39	225,644

			444,185

South Africa — 0.2%
Republic of South Africa, 8.00%, 01/31/30	ZAR	6,634	408,883

Spain — 1.1%
Kingdom of Spain(e):
0.60%, 10/31/29	EUR	1,175	1,338,676
2.70%, 10/31/48		423	651,056

			1,989,732

Total Foreign Government Obligations — 3.8% (Cost: $7,055,026)			6,863,454

	shares

Investment Companies — 0.2%
SPDR Gold Shares(c)(n)		1,947	270,380

Total Investment Companies — 0.2% (Cost: $270,503)			270,380

Preferred Securities — 2.3%
	Par (000)

Capital Trusts — 0.9%

United Kingdom — 0.3%(m)(o)
HSBC Holdings plc, 6.37%	USD	235	246,604
Lloyds Bank plc, 13.00%	GBP	155	336,374

			582,978

United States — 0.6%
American Express Co., Series C, 4.90%(m)(o)	USD	80	80,056
Citigroup, Inc.(m)(o):
Series O, 5.87%		281	283,459
Series Q, 5.95%		114	116,403
Goldman Sachs Group, Inc. (The), Series M, 5.38%(m)(o)		133	134,552
JPMorgan Chase & Co., Series FF, 5.00%(m)(o)		150	153,356
Morgan Stanley, Series H, 5.91%(m)(o)		94	94,771
NBCUniversal Enterprise, Inc., 5.25%(e)(o)		100	103,000
Prudential Financial, Inc.(m):
5.63%, 06/15/43		47	50,521
5.87%, 09/15/42		71	76,513

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
USB Capital IX, 3.50%(m)(o)	USD	37	$31,542

			1,124,173

Total Capital Trusts — 0.9% (Cost: $1,668,652)			1,707,151

Shares

Preferred Stocks — 1.2%

Brazil — 0.1%
Itau Unibanco Holding SA (Preference)		11,769	99,337

Germany — 0.3%
Henkel AG & Co. KGaA (Preference)		5,399	534,226

United States — 0.8%
Grand Rounds, Inc., Series C (Acquired 03/31/15, cost $127,944)(b)(c)(d)		46,081	123,958
Grand Rounds, Inc., Series D (Acquired 05/01/18, cost $51,112)(b)(c)(d)		21,089	56,097
Lookout, Inc., Series F (Acquired 09/19/14-10/22/14, cost $243,061)(b)(c)(d)		21,278	152,776
Palantir Technologies, Inc., Series I (Acquired 02/11/14, cost $272,246)(b)(c)(d)		44,412	270,469
Uber Technologies, Inc. (Acquired 06/06/14, cost 418,728)(b)(c)		26,992	813,997
Wells Fargo & Co., Series L, 7.50%(j)(o)		57	86,782

			1,504,079

Total Preferred Stocks — 1.2% (Cost: $1,803,431)			2,137,642

Trust Preferreds — 0.2%

United States — 0.2%(m)
Citigroup Capital XIII, 8.64%, 10/30/40		5,774	158,381
GMAC Capital Trust I, Series 2, 7.94%, 02/15/40		6,800	178,228

			336,609

Total Trust Preferreds — 0.2% (Cost: $328,694)			336,609

Total Preferred Securities — 2.3% (Cost: $3,800,777)			4,181,402

Par (000)

U.S. Treasury Obligations — 24.9%
U.S. Treasury Bonds, 2.25%, 08/15/49		3,813	3,921,787
U.S. Treasury Inflation Linked Notes:
0.63%, 04/15/23		807	813,383
0.50%, 04/15/24		6,622	6,701,579
U.S. Treasury Notes:
1.50%, 11/30/19(n)		1,946	1,943,819
1.50%, 08/31/21 - 09/15/22		13,376	13,347,208
3.00%, 10/31/25(g)		1,845	1,993,284
1.88%, 06/30/26 - 07/31/26		5,821	5,916,671
2.38%, 05/15/29		2,741	2,910,389
2.38%, 05/15/29(n)		3,266	3,468,339

Security		Par (000)		Value

U.S. Treasury Obligations (continued)
1.63%, 08/15/29	USD	3,682		$3,665,128

Total U.S. Treasury Obligations — 24.9% (Cost: $44,321,309)				44,681,587

Total Long-Term Investments — 93.7% (Cost: $158,073,719)				168,143,125

Short-Term Securities — 8.6%

Foreign Government Obligations — 3.0%(p)

Japan — 3.0%
Japan Treasury Discount Bills:
(0.12)%, 10/21/19	JPY	175,700		1,625,093
(0.10)%, 10/28/19		127,750		1,181,644
(0.10)%, 11/05/19		127,750		1,181,700
(0.15)%, 11/18/19		141,800		1,311,771

				5,300,208

Total Foreign Government Obligations — 3.0% (Cost: $5,378,087)				5,300,208

	Shares

Money Market Funds — 3.0%(q)*
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.87%		1,612,152		1,612,152
SL Liquidity Series, LLC, Money Market Series, 2.13%(r)		3,739,741		3,740,489

Total Money Market Funds — 3.0% (Cost: $5,352,732)				5,352,641

	Par (000)

Time Deposits — 0.0%

Australia — 0.0%
Brown Brothers Harriman & Co., 0.25%, 10/01/19	AUD	2		1,536

Canada — 0.0%
Brown Brothers Harriman & Co., 0.84%, 10/01/19	CAD	14		10,374

Europe — 0.0%
Brown Brothers Harriman & Co., (0.67)%, 10/01/19	EUR	11		11,689

Hong Kong — 0.0%
Brown Brothers Harriman & Co., 2.20%, 10/02/19	HKD	27		3,428

Norway — 0.0%
Brown Brothers Harriman & Co., 0.50%, 10/01/19	NOK	—	(s)	16

Switzerland — 0.0%
Brown Brothers Harriman & Co., (1.62)%, 10/01/19	CHF	1		806

United Kingdom — 0.0%
Brown Brothers Harriman & Co., 0.38%, 10/01/19	GBP	6		7,469

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States — 0.0%
Brown Brothers Harriman & Co., 1.90%, 10/01/19	USD	1	$868

Total Time Deposits — 0.0% (Cost: $36,186)			36,186

U.S. Treasury Obligations — 2.6%
U.S. Treasury Bills(p):
1.85%, 03/05/20		1,000	992,276
1.86%, 01/02/20		620	617,100
1.88%, 01/09/20		1,000	994,996
1.88%, 12/19/19		620	617,652
1.91%, 12/05/19		610	608,034

Security		Par (000)	Value

U.S. Treasury Obligations (continued)
1.98%, 11/12/19	USD	1,000	$997,980

Total U.S. Treasury Obligations — 2.6% (Cost: $4,826,964)			4,828,038

Total Short-Term Securities — 8.6% (Cost: $15,593,969)			15,517,073

Total Options Purchased — 0.4% (Cost: $1,102,697)			671,059

Total Investments Before Options Written — 102.7% (Cost: 174,770,385)			184,331,257

Total Options Written — (0.4)% (Premiums Received — $604,556)			(664,912)

Total Investments Net of Options Written — 102.3% (Cost: $174,165,829)			183,666,345

Liabilities in Excess of Other Assets — (2.3)%			(4,149,067)

Net Assets — 100.0%			$179,517,278

(a)	Security, or a portion of the security, is on loan.
(b)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,598,441, representing 0.89% of its net assets as of period end, and an original cost of $1,245,569.

(c)	Non-income producing security.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(g)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(h)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)	Issuer filed for bankruptcy and/or is in default.
(j)	Convertible security.
(k)	Zero-coupon bond.
(l)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(m)	Variable rate security. Rate shown is the rate in effect as of period end.
(n)	All or a portion of the security is held by a wholly-owned subsidiary.
(o)	Perpetual security with no stated maturity date.
(p)	Rates are discount rates or a range of discount rates as of period end.
(q)	Annualized 7-day yield as of period end.
(r)	Security was purchased with the cash collateral from loaned securities.
(s)	Amount is less than $500.

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Global Allocation Portfolio

*

During the period ended September 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliated Persons and/or Related Parties	Shares Held at 12/31/18	Shares Purchased	Shares Sold	Shares Held at 09/30/19	Value at 09/30/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Liquidity Funds, T-Fund, Institutional Class(b)	572,384	1,039,768	—	1,612,152	$1,612,152	$16,797		$—		$—
SL Liquidity Series, LLC, Money Market Series(b)	2,217,730	1,522,011	—	3,739,741	3,740,489	6,018	(c)	373		(30)
iShares Gold Trust(d)	126,072	46,766	(172,838)	—	—	—		—		129,113

					$5,352,641	$22,815		$373		$129,083

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	As of period end, the entity is no longer held by the Fund.

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Global Allocation Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro-BTP	3	12/06/19	$477	$7,460
MSCI Emerging Markets E-Mini Index	8	12/20/19	401	(9,922)
U.S. Treasury 2 Year Note	47	12/31/19	10,129	12,403
U.S. Treasury 5 Year Note	52	12/31/19	6,196	(1,815)

				8,126

Short Contracts
Euro-Bund	3	12/06/19	570	(6)
Yen Denominated Nikkei 225 Index	29	12/12/19	2,932	(89,798)
U.S. Treasury 10 Year Note	30	12/19/19	3,909	(18,676)
NASDAQ 100 E-Mini Index	1	12/20/19	155	2,195
S&P 500 E-Mini Index	7	12/20/19	1,042	(4,510)

				(110,795)

				$(102,669)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	21,762	JPY	2,333,000	JPMorgan Chase Bank NA	10/03/19	$183
USD	919,182	GBP	733,000	Bank of America NA	10/08/19	17,696
USD	722,086	JPY	77,326,000	Deutsche Bank AG	10/24/19	5,785
USD	272,472	AUD	388,000	JPMorgan Chase Bank NA	10/31/19	10,299
USD	1,238,423	EUR	1,103,247	Goldman Sachs International	11/01/19	32,949
USD	2,318,110	EUR	2,074,000	UBS AG	11/01/19	51,933
GBP	650,000	USD	787,784	JPMorgan Chase Bank NA	11/22/19	13,067
GBP	338,000	USD	411,786	JPMorgan Chase Bank NA	12/05/19	4,871
USD	315,000	CLP	226,327,500	Deutsche Bank AG	12/06/19	4,185
USD	130,000	CLP	93,402,324	Morgan Stanley & Co. International plc	12/06/19	1,730

						142,698

JPY	98,250,000	USD	912,929	Goldman Sachs International	10/03/19	(4,199)
GBP	728,000	USD	909,124	Morgan Stanley & Co. International plc	10/08/19	(13,787)
USD	916,964	GBP	747,000	BNP Paribas SA	10/08/19	(1,740)
JPY	186,190,000	USD	1,733,961	Goldman Sachs International	10/24/19	(9,210)
ZAR	3,847,000	USD	273,513	Barclays Bank plc	10/31/19	(20,554)
EUR	878,247	USD	982,992	Bank of America NA	11/01/19	(23,366)
EUR	395,000	USD	441,093	Citibank NA	11/01/19	(9,492)
EUR	1,110,000	USD	1,254,927	Deutsche Bank AG	11/01/19	(42,075)
EUR	398,000	USD	447,777	Morgan Stanley & Co. International plc	11/01/19	(12,898)
EUR	396,000	USD	445,199	UBS AG	11/01/19	(12,506)
CHF	48,480	USD	50,000	BNP Paribas SA	11/08/19	(1,261)
CHF	386,545	USD	399,000	UBS AG	11/08/19	(10,391)
JPY	95,355,297	USD	900,000	Morgan Stanley & Co. International plc	11/15/19	(15,428)
EUR	321,000	USD	357,495	UBS AG	11/22/19	(6,268)
JPY	144,025,000	USD	1,368,988	JPMorgan Chase Bank NA	11/22/19	(32,385)
USD	440,220	INR	31,827,000	JPMorgan Chase Bank NA	11/22/19	(7,422)
EUR	886,000	USD	983,281	Morgan Stanley & Co. International plc	12/03/19	(13,093)
USD	177,000	ZAR	2,735,004	BNP Paribas SA	12/03/19	(2,122)
EUR	641,000	USD	714,344	Morgan Stanley & Co. International plc	12/05/19	(12,301)
JPY	47,552,548	USD	450,000	Morgan Stanley & Co. International plc	12/05/19	(8,274)
NZD	285,000	USD	180,567	UBS AG	12/05/19	(1,832)
USD	448,040	SGD	623,000	Bank of America NA	12/05/19	(3,049)
CHF	434,241	USD	448,000	BNP Paribas SA	12/06/19	(10,447)
EUR	406,000	USD	447,191	UBS AG	12/06/19	(2,485)
NOK	2,746,000	USD	314,310	JPMorgan Chase Bank NA	12/06/19	(12,173)

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Global Allocation Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NZD	567,000	USD	361,698	Goldman Sachs International	12/06/19	$(6,102)
USD	494,000	BRL	2,065,908	Credit Suisse International	12/06/19	(1,176)
EUR	1,135,000	USD	1,253,867	Goldman Sachs International	12/10/19	(10,184)
JPY	85,380,552	USD	808,000	Morgan Stanley & Co. International plc	12/10/19	(14,450)
EUR	573,000	USD	631,929	Morgan Stanley & Co. International plc	12/13/19	(3,880)
NZD	282,000	USD	181,294	UBS AG	12/16/19	(4,396)
EUR	1,074,140	USD	1,192,349	Morgan Stanley & Co. International plc	12/18/19	(14,450)
USD	760,000	JPY	81,719,760	BNP Paribas SA	12/18/19	(185)
USD	118,000	JPY	12,693,177	Goldman Sachs International	12/18/19	(76)
ZAR	7,087,000	USD	474,602	Morgan Stanley & Co. International plc	12/19/19	(11,448)

						(355,105)

Net Unrealized Depreciation						$(212,407)

Interest Rate Caps Purchased

Description	Exercise Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid(Received)	Unrealized Appreciation (Depreciation)

2Y-10Y CMS Index Cap	0.50%	Goldman Sachs International	02/27/20	USD	14,713	$2,146	$19,127	$(16,981)
2Y-10Y CMS Index Cap	0.50%	Goldman Sachs International	08/27/20	USD	14,948	12,363	38,117	(25,754)

						$14,509	$57,244	$(42,735)

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date		Exercise Price		Notional Amount (000)	Value

Call
SPDR S&P 500 ETF Trust	23	10/18/19	USD	303.00	USD	683	$2,335
SPDR S&P 500 ETF Trust	255	10/28/19	USD	300.00	USD	7,568	81,983
SPDR S&P 500 ETF Trust	21	11/15/19	USD	305.00	USD	623	5,103
SPDR S&P 500 ETF Trust	16	12/20/19	USD	305.00	USD	475	7,704
iShares Russell 2000 ETF	18	12/31/19	USD	162.00	USD	272	2,493
SPDR S&P 500 ETF Trust	36	01/17/20	USD	307.00	USD	1,068	17,892

							$117,510

OTC Options Purchased

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
GBP Currency	UBS AG	—	10/08/19	USD	1.34	GBP	3,001	$—
EURO STOXX 50 Index	Credit Suisse International	128	10/18/19	EUR	3,600.00	EUR	457	3,237
FedEx Corp.	Citibank NA	1,211	10/18/19	USD	170.00	USD	176	67
Kroger Co. (The)	Nomura International plc	9,420	10/18/19	USD	26.00	USD	243	4,522
NASDAQ 100 Stock Index	Bank of America NA	46	10/18/19	USD	7,900.00	USD	356	2,498
QUALCOMM, Inc.	Morgan Stanley & Co. International plc	3,156	10/18/19	USD	70.00	USD	241	21,934
S&P 500 Index	Societe Generale SA	382	10/18/19	USD	3,050.00	USD	1,137	2,177
SPDR Gold Shares(a)	JPMorgan Chase Bank NA	3,179	10/18/19	USD	143.00	USD	441	1,939
SPDR Gold Shares(a)	Societe Generale SA	4,645	10/18/19	USD	136.00	USD	645	16,954
EURO STOXX 50 Price Index	Credit Suisse International	666	11/15/19	EUR	3,600.00	EUR	2,377	35,206
Lowe’s Cos., Inc.	Nomura International plc	3,090	11/15/19	USD	112.00	USD	340	7,749
SPDR Gold Shares(a)	Societe Generale SA	4,761	11/15/19	USD	145.00	USD	661	5,237
SPDR Gold Shares(a)	Societe Generale SA	4,759	11/15/19	USD	147.50	USD	661	3,649
SPDR Gold Shares(a)	Societe Generale SA	6,251	11/15/19	USD	138.00	USD	868	20,628
SPDR S&P 500 ETF Trust	Goldman Sachs International	154,498	11/15/19	USD	325.00	USD	45,850	6,951
Alibaba Group Holding Ltd.	Citibank NA	1,314	11/22/19	USD	167.00	USD	220	11,224

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Global Allocation Portfolio

OTC Options Purchased (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

DAX Index	Goldman Sachs International	23	12/20/19	EUR	13,300.00	EUR	286	$709
DAX Index	Goldman Sachs International	81	12/20/19	EUR	13,700.00	EUR	1,007	362
DAX Index	Morgan Stanley & Co. International plc	81	12/20/19	EUR	13,700.00	EUR	1,007	362
Emerson Electric Co.	Bank of America NA	6,041	12/20/19	USD	65.00	USD	404	23,830
EURO STOXX 50 Price Index	Goldman Sachs International	95	12/20/19	EUR	3,750.00	EUR	339	1,771
EURO STOXX 50 Price Index	Goldman Sachs International	1,028	12/20/19	EUR	3,850.00	EUR	3,669	4,706
Facebook, Inc.	UBS AG	3,043	12/20/19	USD	195.00	USD	542	12,172
SPDR Gold Shares(a)	Societe Generale SA	10,809	12/20/19	USD	146.00	USD	1,501	19,240
USD Currency	Deutsche Bank AG	—	12/20/19	JPY	109.50	USD	1,275	5,310
SPDR Gold Shares(a)	Morgan Stanley & Co. International plc	1,591	12/31/19	USD	147.50	USD	221	2,736
Agilent Technologies, Inc.	Nomura International plc	2,577	01/17/20	USD	71.00	USD	197	20,815
Alibaba Group Holding Ltd.	Bank of America NA	1,129	01/17/20	USD	162.50	USD	189	16,507
Alphabet, Inc.	JPMorgan Chase Bank NA	357	01/17/20	USD	1,315.00	USD	435	9,478
BP plc	Nomura International plc	15,954	01/17/20	USD	45.00	USD	606	1,117
CVS Health Corp.	JPMorgan Chase Bank NA	2,397	01/17/20	USD	78.50	USD	151	419
FedEx Corp.	Credit Suisse International	2,633	01/17/20	USD	162.00	USD	383	8,731
Halliburton Co.	Citibank NA	6,585	01/17/20	USD	50.00	USD	124	33
Johnson & Johnson	Bank of America NA	2,430	01/17/20	USD	155.00	USD	314	365
JPMorgan Chase & Co.	Citibank NA	2,402	01/17/20	USD	114.50	USD	283	16,305
Lowe’s Cos., Inc.	Nomura International plc	2,107	01/17/20	USD	98.00	USD	232	30,301
QUALCOMM, Inc.	Citibank NA	3,312	01/17/20	USD	71.00	USD	253	27,631
Schlumberger Ltd.	UBS AG	5,511	01/17/20	USD	70.00	USD	188	83
SPDR Gold Shares(a)	Morgan Stanley & Co. International plc	3,180	01/17/20	USD	147.50	USD	442	6,676
SPDR Gold Shares(a)	Societe Generale SA	6,361	01/17/20	USD	147.50	USD	883	13,355
Taiwan Semiconductor Manufacturing Co. Ltd.	Credit Suisse International	9,200	01/17/20	USD	46.00	USD	428	26,965
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley & Co. International plc	6,991	03/13/20	JPY	4,756.33	JPY	25,832	405
DAX Index	Credit Suisse International	25	03/20/20	EUR	14,000.00	EUR	311	578
DAX Index	Goldman Sachs International	19	03/20/20	EUR	13,600.00	EUR	236	1,412
EURO STOXX 50 Index	Credit Suisse International	51	03/20/20	EUR	3,600.00	EUR	182	6,304
EURO STOXX 50 Price Index	Credit Suisse International	112	03/20/20	EUR	3,900.00	EUR	400	1,904
EURO STOXX 50 Price Index	Goldman Sachs International	69	03/20/20	EUR	3,800.00	EUR	246	2,632
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley & Co. International plc	5,643	09/11/20	JPY	4,816.24	JPY	20,851	150
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley & Co. International plc	5,646	12/11/20	JPY	4,894.87	JPY	20,862	1,423
EURO STOXX Banks Price Index	Barclays Bank plc	2,363	03/19/21	EUR	110.00	EUR	207	4,484
EURO STOXX Banks Price Index	UBS AG	3,003	06/18/21	EUR	110.00	EUR	263	5,403

								418,646

Put
GBP Currency	Morgan Stanley & Co. International plc	—	10/08/19	USD	1.25	GBP	76	1,429
USD Currency	BNP Paribas SA	—	12/17/19	JPY	106.00	USD	3,818	28,264
USD Currency	UBS AG	—	03/11/20	JPY	102.00	USD	2,165	13,417
EUR Currency	Morgan Stanley & Co. International plc	—	03/17/20	USD	1.08	EUR	2,387	21,540
EUR Currency	Bank of America NA	—	07/23/20	USD	1.12	EUR	259	6,294

								70,944

								$489,590

(a)	All or a portion of the security is held by a wholly-owned subsidiary.

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Global Allocation Portfolio

OTC Interest Rate Swaptions Purchased

	Paid by the Fund		Received by the Fund							Value
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)

Call
5-Year Interest Rate Swap	3 month LIBOR	Quarterly	1.45%	Semi-Annual	Goldman Sachs International	10/09/19	1.45%	USD	9,327	$12,029
10-Year Interest Rate Swap	3 month LIBOR	Quarterly	1.08%	Semi-Annual	Bank of America NA	08/13/20	1.08%	USD	1,025	9,499

										21,528

Put
5-Year Interest Rate Swap	1.56%	Semi-Annual	3 month LIBOR	Quarterly	Citibank NA	11/06/19	1.56%	USD	2,579	8,630
5-Year Interest Rate Swap	1.53%	Semi-Annual	3 month LIBOR	Quarterly	Morgan Stanley & Co. International plc	11/27/19	1.53%	USD	706	3,405
5-Year Interest Rate Swap	1.53%	Semi-Annual	3 month LIBOR	Quarterly	Morgan Stanley & Co. International plc	11/27/19	1.53%	USD	1,773	8,553
10-Year Interest Rate Swap	2.08%	Semi-Annual	3 month LIBOR	Quarterly	Bank of America NA	08/13/20	2.08%	USD	1,025	7,334

										27,922

										$49,450

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Put
Invesco QQQ Trust, Series 1	31	10/18/19	USD	178.00	USD	585	$(1,860)
Agilent Technologies, Inc.	17	11/15/19	USD	70.00	USD	130	(1,326)
FleetCor Technologies, Inc.	3	11/15/19	USD	270.00	USD	86	(2,250)
Merck & Co., Inc	19	11/15/19	USD	75.00	USD	160	(922)
Microsoft Corp.	3	11/15/19	USD	130.00	USD	42	(609)
Wells Fargo & Co.	36	11/15/19	USD	45.00	USD	182	(1,098)
Amazon.com, Inc.	1	12/20/19	USD	1,630.00	USD	174	(4,543)
Apple, Inc.	5	12/20/19	USD	200.00	USD	112	(1,788)
Bank of America Corp.	33	12/20/19	USD	27.00	USD	96	(2,162)
Citigroup, Inc.	15	12/20/19	USD	62.50	USD	104	(1,980)
Emerson Electric Co.	13	12/20/19	USD	60.00	USD	87	(1,300)
JPMorgan Chase & Co.	12	12/20/19	USD	105.00	USD	141	(1,578)
Microsoft Corp.	8	12/20/19	USD	125.00	USD	111	(1,720)
SPDR S&P 500 ETF Trust	16	12/20/19	USD	280.00	USD	475	(6,688)
iShares Russell 2000 ETF	18	12/31/19	USD	140.00	USD	272	(4,338)

							$(34,162)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
GBP Currency	Morgan Stanley & Co. International plc	—	10/08/19	USD	1.34	GBP	76	$—
USD Currency	Deutsche Bank AG	—	10/10/19	BRL	3.82	USD	374	(31,439)
Kroger Co. (The)	Nomura International plc	9,420	10/18/19	USD	28.50	USD	243	(370)
QUALCOMM, Inc.	Morgan Stanley & Co. International plc	3,156	10/18/19	USD	85.00	USD	241	(221)
SPDR Gold Shares(a)	JPMorgan Chase Bank NA	3,179	10/18/19	USD	153.00	USD	441	(175)
Lowe’s Cos., Inc.	Nomura International plc	3,090	11/15/19	USD	125.00	USD	340	(1,517)
SPDR Gold Shares(a)	Societe Generale SA	4,739	11/15/19	USD	155.00	USD	658	(1,161)
SPDR S&P 500 ETF Trust	Goldman Sachs International	154,498	11/15/19	USD	330.00	USD	45,850	(3,861)
Alibaba Group Holding Ltd.	Citibank NA	1,314	11/22/19	USD	195.00	USD	220	(1,273)
USD Currency	Morgan Stanley & Co. International plc	—	12/12/19	ZAR	15.50	USD	635	(14,381)
Emerson Electric Co.	Bank of America NA	6,041	12/20/19	USD	75.00	USD	404	(4,612)
Facebook, Inc.	UBS AG	3,043	12/20/19	USD	225.00	USD	542	(1,217)
Agilent Technologies, Inc.	Nomura International plc	2,577	01/17/20	USD	81.00	USD	197	(6,393)
Alibaba Group Holding Ltd.	Bank of America NA	1,129	01/17/20	USD	202.50	USD	189	(2,112)

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Global Allocation Portfolio

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Comcast Corp.	Citibank NA	5,994	01/17/20	USD	37.50	USD	270	$(47,502)
FedEx Corp.	Credit Suisse International	2,633	01/17/20	USD	190.00	USD	383	(1,040)
JPMorgan Chase & Co.	Citibank NA	2,402	01/17/20	USD	125.50	USD	283	(4,336)
Lowe’s Cos., Inc.	Nomura International plc	2,107	01/17/20	USD	115.00	USD	232	(8,481)
QUALCOMM, Inc.	Citibank NA	3,312	01/17/20	USD	86.00	USD	253	(5,434)
Taiwan Semiconductor Manufacturing Co. Ltd.	Credit Suisse International	9,200	01/17/20	USD	51.00	USD	428	(8,763)
USD Currency	Morgan Stanley & Co. International plc	—	03/05/20	MXN	21.50	USD	745	(8,164)
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley & Co. International plc	6,991	03/13/20	JPY	5,679.90	JPY	25,832	(25)
EUR Currency	Morgan Stanley & Co. International plc	—	03/17/20	USD	1.15	EUR	2,387	(9,097)
EURO STOXX Banks Price Index	UBS AG	3,003	06/18/21	EUR	135.00	EUR	263	(1,334)

								(162,908)

Put
GBP Currency	UBS AG	—	10/08/19	USD	1.25	GBP	3,001	(56,156)
Bank of America Corp.	Citibank NA	2,811	10/11/19	USD	28.50	USD	82	(687)
Citigroup, Inc.	JPMorgan Chase Bank NA	1,597	10/11/19	USD	67.00	USD	110	(781)
S&P 500 Index	Societe Generale SA	191	10/18/19	USD	2,875.00	USD	569	(2,254)
EURO STOXX 50 Price Index	Credit Suisse International	444	11/15/19	EUR	3,325.00	EUR	1,585	(9,437)
Alibaba Group Holding Ltd.	Citibank NA	854	11/22/19	USD	140.00	USD	143	(802)
USD Currency	Morgan Stanley & Co. International plc	—	12/12/19	ZAR	14.00	USD	635	(1,325)
TOPIX Banks Index	Bank of America NA	134,228	12/13/19	JPY	156.59	JPY	213,127	(18,832)
TOPIX Banks Index	Morgan Stanley & Co. International plc	254,099	12/13/19	JPY	156.59	JPY	403,458	(35,644)
USD Currency	BNP Paribas SA	—	12/17/19	JPY	102.00	USD	3,818	(7,783)
Emerson Electric Co.	Bank of America NA	3,021	12/20/19	USD	55.00	USD	202	(1,355)
SPDR Gold Shares(a)	Societe Generale SA	5,165	12/20/19	USD	134.00	USD	717	(6,292)
SPDR Gold Shares(a)	Morgan Stanley & Co. International plc	637	12/31/19	USD	136.00	USD	88	(1,268)
Agilent Technologies, Inc.	Nomura International plc	2,244	01/17/20	USD	61.00	USD	172	(1,318)
Alibaba Group Holding Ltd.	Bank of America NA	753	01/17/20	USD	135.00	USD	126	(1,520)
BP plc	Nomura International plc	15,954	01/17/20	USD	36.00	USD	606	(16,273)
CVS Health Corp.	JPMorgan Chase Bank NA	2,397	01/17/20	USD	56.00	USD	151	(2,794)
FedEx Corp.	Credit Suisse International	1,487	01/17/20	USD	130.00	USD	216	(5,653)
Johnson & Johnson	Bank of America NA	2,430	01/17/20	USD	109.00	USD	314	(2,196)
Kroger Co. (The)	Nomura International plc	3,014	01/17/20	USD	21.00	USD	78	(929)
QUALCOMM, Inc.	Citibank NA	1,656	01/17/20	USD	57.00	USD	126	(937)
SPDR Gold Shares(a)	Morgan Stanley & Co. International plc	1,590	01/17/20	USD	134.00	USD	221	(2,501)
SPDR Gold Shares(a)	Societe Generale SA	3,181	01/17/20	USD	133.00	USD	442	(4,095)
Taiwan Semiconductor Manufacturing Co. Ltd.	Credit Suisse International	4,600	01/17/20	USD	39.00	USD	214	(2,745)
USD Currency	UBS AG	—	03/11/20	JPY	99.00	USD	2,165	(6,905)
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley & Co. International plc	6,991	03/13/20	JPY	3,832.77	JPY	25,832	(17,785)
TOPIX Banks Index	BNP Paribas SA	181,254	03/13/20	JPY	155.80	JPY	287,795	(27,389)
TOPIX Banks Index	Morgan Stanley & Co. International plc	161,095	04/10/20	JPY	157.82	JPY	255,787	(28,416)
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley & Co. International plc	3,762	09/11/20	JPY	3,820.96	JPY	13,901	(13,604)
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley & Co. International plc	3,764	12/11/20	JPY	3,786.60	JPY	13,908	(15,975)
EURO STOXX Bank Index	Barclays Bank plc	2,107	03/19/21	EUR	110.23	EUR	185	(69,686)
EURO STOXX Bank Index	UBS AG	2,144	06/18/21	EUR	106.38	EUR	188	(70,728)

								(434,065)

								$(596,973)

(a)	All or a portion of the security is held by a wholly-owned subsidiary.

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Global Allocation Portfolio

OTC Interest Rate Swaptions Written

	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value

Call
5-Year Interest Rate Swap	3 month LIBOR	Quarterly	1.20%	Semi-Annual	Goldman Sachs International	10/09/19	1.20%	USD	9,327	$(245)
5-Year Interest Rate Swap	3 month LIBOR	Quarterly	1.55%	Semi-Annual	Goldman Sachs International	12/27/19	1.55%	USD	1,134	(10,210)
2-Year Interest Rate Swap	3 month LIBOR	Quarterly	0.88%	Semi-Annual	Bank of America NA	08/13/20	0.88%	USD	5,127	(8,596)

										(19,051)

Put
5-Year Interest Rate Swap	1.66%	Semi-Annual	3 month LIBOR	Quarterly	Citibank NA	11/06/19	1.66%	USD	2,579	(4,425)
5-Year Interest Rate Swap	1.76%	Semi-Annual	3 month LIBOR	Quarterly	Citibank NA	11/06/19	1.76%	USD	2,579	(2,007)
2-Year Interest Rate Swap	1.88%	Semi-Annual	3 month LIBOR	Quarterly	Bank of America NA	08/13/20	1.88%	USD	5,127	(8,294)

										(14,726)

										$(33,777)

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.32.V2	5.00%	Quarterly	06/20/24	USD	197	$(14,367)	$(11,829)	$(2,538)

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

3 month BA	Semi-Annual	1.91%	Semi-Annual	N/A		07/09/21	CAD	450	$103	$—	$103
3 month BA	Semi-Annual	1.91%	Semi-Annual	N/A		07/09/21	CAD	5,716	1,526	—	1,526
1.55%	Semi-Annual	3 month LIBOR	Quarterly	N/A		09/27/24	USD	1,693	(3,295)	—	(3,295)
3 month LIBOR	Quarterly	1.28%	Semi-Annual	11/29/19	(a)	11/29/24	USD	887	(8,930)	—	(8,930)
3 month LIBOR	Quarterly	1.28%	Semi-Annual	11/29/19	(a)	11/29/24	USD	353	(3,554)	—	(3,554)

									$(14,150)	$—	$(14,150)

(a)	Forward swap.

OTC Total Return Swaps

Reference Entity		Fixed Amount Paid / (Received) by the Fund	(a)	Counterparty	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

S&P 500 Index Annual Dividend Future December 2020	USD	35,981		Goldman Sachs International	12/18/20	USD	36	$8,194	$—	$8,194
S&P 500 Index Annual Dividend Future December 2021	USD	48,550		BNP Paribas SA	12/17/21	USD	49	10,600	—	10,600

								$18,794	$—	$18,794

(a)	At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Global Allocation Portfolio

OTC Total Return Swaps (a)

Reference Entity	Counterparty	Termination Date	Net Notional Amount	Unrealized Appreciation (Depreciation)		Net Value of Reference Entities	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Citibank NA	02/24/23 - 02/27/23	$(260,391)	$4,234	(b)	$(255,875)	0.1%
	JPMorgan Chase Bank NA	02/08/23	(332,121)	4,289	(c)	(327,545)	0.2%

				$8,523		$(583,420)

(a)

The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 1-250 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

Intercontinental Exchange LIBOR:

USD 1 Week

USD 1 Month

USD Overnight Bank Funding Rate

(b)	Amount includes $(282) of net dividends and financing fees.
(c)	Amount includes $(287) of net dividends and financing fees.

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Citibank NA, as of September 30, 2019, expiration dates 02/24/23 - 02/27/23:

	Shares	Value	% of Basket Value

Reference Entity — Short

Canada
Shopify, Inc., Class A	(25)	$(7,780)	3.0%

China
BYD Electronic International Co. Ltd.	(1,000)	(1,497)	0.6
China Everbright International Ltd.	(9,000)	(6,923)	2.7
China International Capital Corp. Ltd., Class H	(800)	(1,553)	0.6
China Molybdenum Co. Ltd., Class H	(15,000)	(4,978)	2.0
China Vanke Co. Ltd., Class H	(100)	(348)	0.1
Meituan Dianping, Class B	(200)	(2,043)	0.8
Pinduoduo, Inc., ADR	(210)	(6,766)	2.7
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	(1,000)	(2,685)	1.1
Xiaomi Corp., Class B	(17,800)	(19,981)	7.8
ZTE Corp., Class H	(1,200)	(3,182)	1.2
ZTO Express Cayman, Inc., ADR	(569)	(12,137)	4.7

		(62,093)

Germany
Continental AG	(100)	(12,831)	5.0
Infineon Technologies AG	(196)	(3,521)	1.4
Volkswagen AG	(90)	(15,471)	6.0

		(31,823)

Hong Kong
Sino Biopharmaceutical Ltd.	(13,000)	(16,506)	6.5

Japan
LINE Corp.	(200)	(7,177)	2.8
Sharp Corp.	(400)	(4,467)	1.8

		(11,644)

	Shares	Value	% of Basket Value

Macau
Galaxy Entertainment Group Ltd.	(2,000)	$(12,399)	4.8%

Mexico
Industrias Penoles SAB de CV	(69)	(920)	0.4

Poland
Polskie Gornictwo Naftowe i Gazownictwo SA	(2,489)	(2,917)	1.1

South Korea
Korea Shipbuilding & Offshore Engineering Co. Ltd.	(47)	(4,866)	1.9
LG Display Co. Ltd.	(788)	(9,322)	3.6
Lotte Corp.	(167)	(5,056)	2.0

		(19,244)

Spain
Ferrovial SA	(95)	(2,745)	1.1

Switzerland
Kuehne + Nagel International AG (Registered)	(34)	(5,003)	2.0

Taiwan
Hotai Motor Co. Ltd.	(1,000)	(15,189)	5.9

United Kingdom
Linde plc	(49)	(9,492)	3.7

United States
Aptiv plc	(94)	(8,217)	3.2
FedEx Corp.	(47)	(6,842)	2.7
Freeport-McMoRan, Inc.	(1,348)	(12,900)	5.0
Hormel Foods Corp.	(472)	(20,641)	8.1
Nucor Corp.	(187)	(9,520)	3.7

		(58,120)

Total Reference Entity — Short		(255,875)

Net Value of Reference Entity — Citibank NA		$(255,875)

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Global Allocation Portfolio

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank NA, as of September 30, 2019, expiration date 02/08/23:

	Shares	Value	% of Basket Value

Reference Entity — Short

Argentina
MercadoLibre, Inc.	(6)	$(3,307)	1.0%

Brazil
Centrais Eletricas Brasileiras SA	(522)	(5,139)	1.5
Lojas Americanas SA (Preference)	(759)	(3,626)	1.1
Suzano SA	(2,618)	(21,266)	6.5
Ultrapar Participacoes SA	(647)	(2,878)	0.9

		(32,909)

Canada
Cenovus Energy, Inc.	(825)	(7,740)	2.4
Saputo, Inc.	(129)	(3,965)	1.2

		(11,705)

China
AAC Technologies Holdings, Inc.	(1,000)	(5,275)	1.6
Autohome, Inc., ADR	(206)	(17,125)	5.2
China Everbright International Ltd.	(4,000)	(3,077)	1.0
China Southern Airlines Co. Ltd., Class H	(24,000)	(14,517)	4.4
China State Construction International Holdings Ltd.	(22,000)	(20,674)	6.3
Geely Automobile Holdings Ltd.	(7,000)	(11,896)	3.6
iQIYI, Inc., ADR	(1,152)	(18,582)	5.7
Shenzhou International Group Holdings Ltd.	(500)	(6,523)	2.0
SINA Corp.	(95)	(3,723)	1.1
Sunny Optical Technology Group Co. Ltd.	(600)	(8,807)	2.7

		(110,199)

Finland
Neste OYJ	(87)	(2,878)	0.9

Germany
BASF SE	(162)	(11,327)	3.5

	Shares	Value	% of Basket Value

Hong Kong
China Gas Holdings Ltd.	(1,200)	$(4,636)	1.4%
Nine Dragons Paper Holdings Ltd.	(1,000)	(842)	0.3

		(5,478)

Japan
FamilyMart UNY Holdings Co. Ltd.	(300)	(7,330)	2.2
LINE Corp.	(300)	(10,766)	3.3
Makita Corp.	(100)	(3,173)	1.0
Nippon Paint Holdings Co. Ltd.	(100)	(5,230)	1.6
Renesas Electronics Corp.	(1,100)	(7,209)	2.2

		(33,708)

Poland
mBank SA	(3)	(260)	0.1
PGE Polska Grupa Energetyczna SA	(894)	(1,782)	0.5
Santander Bank Polska SA	(23)	(1,798)	0.6

		(3,840)

South Africa
Shoprite Holdings Ltd.	(833)	(6,746)	2.1

South Korea
Amorepacific Corp.	(88)	(5,184)	1.6
Hyundai Steel Co.	(83)	(2,696)	0.8
LG Display Co. Ltd.	(500)	(5,915)	1.8
Lotte Corp.	(37)	(1,120)	0.3
Lotte Shopping Co. Ltd.	(15)	(1,616)	0.5
SK Hynix, Inc.	(67)	(4,602)	1.4

		(21,133)

Turkey
Akbank T.A.S.	(311)	(446)	0.1
BIM Birlesik Magazalar A/S	(435)	(3,784)	1.2

		(4,230)

United States
Advanced Micro Devices, Inc.	(447)	(12,959)	4.0
Baker Hughes a GE Co.	(27)	(626)	0.2
Conagra Brands, Inc.	(593)	(18,193)	5.5
Concho Resources, Inc.	(58)	(3,938)	1.2
Constellation Brands, Inc., Class A	(54)	(11,193)	3.4
Diamondback Energy, Inc.	(15)	(1,349)	0.4
Electronic Arts, Inc.	(4)	(391)	0.1
Fox Corp., Class A	(80)	(2,523)	0.8
Hess Corp.	(20)	(1,210)	0.4
Illumina, Inc.	(24)	(7,301)	2.2
O’Reilly Automotive, Inc.	(22)	(8,767)	2.7
Southwest Airlines Co.	(196)	(10,586)	3.2
Sprint Corp.	(170)	(1,049)	0.3

		(80,085)

Total Reference Entity — Short		(327,545)

Net Value of Reference Entity — JPMorgan Chase Bank NA		$(327,545)

The following reference rates, and their values as of period end, are used for security descriptions:

Reference Index		Reference Rate

3 month BA	Canadian Bankers Acceptances	1.97%
3 month LIBOR	London Interbank Offered Rate	2.09%

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Global Allocation Portfolio

Glossary of Terms Used in this Report

Currency

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

CLP	Chilean Peso

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

IDR	Indonesian Rupiah

INR	Indian Rupee

JPY	Japanese Yen

MXN	Mexican Peso

NOK	Norwegian Krone

NZD	New Zealand Dollar

SGD	Singapore Dollar

USD	United States Dollar

ZAR	South African Rand

Portfolio Abbreviations

ADR	American Depositary Receipts

BA	Canadian Bankers Acceptances

CVA	Certification Van Aandelon (Dutch Certificate)

ETF	Exchange-Traded Fund

LIBOR	London Interbank Offered Rate

NASDAQ	National Association of Securities Dealers Automated

OTC	Over-the-counter

PCL	Public Company Limited

PIK	Payment-In-Kind

REIT	Real Estate Investment Trust

SOFR	Secured Overnight Financing Rate

SPDR	Standard & Poor’s Depositary Receipts

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Common Stocks:
Argentina	$3,385	$—	$—	$3,385
Australia	—	275,275	180,328	455,603
Brazil	1,066,213	—	—	1,066,213
Canada	1,669,704	—	—	1,669,704
Chile	40,430	—	—	40,430
China	1,093,194	2,267,154	—	3,360,348
Czech Republic	—	55,732	—	55,732

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Global Allocation Portfolio

	Level 1	Level 2	Level 3	Total

Denmark	$—	$219,112	$—	$219,112
Finland	—	733	—	733
France	917,698	2,997,273	—	3,914,971
Germany	550,259	2,274,483	—	2,824,742
Hong Kong	—	1,384,280	—	1,384,280
India	—	1,401,096	—	1,401,096
Indonesia	—	77,181	—	77,181
Italy	202,517	1,300,394	—	1,502,911
Japan	—	9,849,046	—	9,849,046
Malaysia	—	28,508	—	28,508
Mexico	16,386	—	—	16,386
Netherlands	377,225	3,017,191	—	3,394,416
Peru	1,126	—	—	1,126
Portugal	—	58,449	—	58,449
Singapore	—	886,102	—	886,102
South Africa	—	13,189	—	13,189
South Korea	—	808,100	—	808,100
Spain	—	1,042,758	—	1,042,758
Sweden	—	32,656	—	32,656
Switzerland	—	1,530,055	—	1,530,055
Taiwan	173,282	2,271,765	—	2,445,047
Thailand	—	338,978	—	338,978
Turkey	1,525	9,273	—	10,798
United Arab Emirates	—	291,497	—	291,497
United Kingdom	5,767	2,047,370	—	2,053,137
United States	59,593,698	447,169	55,841	60,096,708
Corporate Bonds
Australia	—	—	764,989	764,989
Chile	—	69	—	69
China	—	3,000	—	3,000
France	—	202,743	—	202,743
India	—	2	—	2
Japan	—	426,316	—	426,316
Luxembourg	—	38,434	—	38,434
Netherlands	—	212,301	—	212,301
Turkey	—	—	96,000	96,000
United Kingdom	—	203,598	—	203,598
United States	—	8,982,608	—	8,982,608
Floating Rate Loan Interests(a)	—	342,845	—	342,845
Foreign Government Obligations(a)	—	6,863,454	—	6,863,454
Investment Companies	270,380	—	—	270,380
Preferred Securities:
Brazil	99,337	—	—	99,337
Germany	—	534,226	—	534,226
United Kingdom	—	582,978	—	582,978
United States	423,391	1,938,170	603,300	2,964,861
U.S. Treasury Obligations	—	44,681,587	—	44,681,587
Short-Term Securities:
Foreign Government Obligations(a)	—	5,300,208	—	5,300,208
Money Market Funds	1,612,152	—	—	1,612,152
Time Deposits(a)	36,186	—	—	36,186
U.S. Treasury Obligations	—	4,828,038	—	4,828,038
Options Purchased:
Equity contracts	117,510	413,336	—	530,846
Foreign currency exchange contracts	—	76,254	—	76,254
Interest rate contracts	—	63,959	—	63,959

Subtotal	$68,271,365	$110,618,945	$1,700,458	$180,590,768

Investments valued at NAV(b)				3,740,489

Total Investments				$184,331,257

Derivative Financial Instruments(c)
Assets:
Equity contracts	$2,195	$27,317	$—	$29,512
Foreign currency exchange contracts	—	142,698	—	142,698
Interest rate contracts	19,863	1,629	—	21,492

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Global Allocation Portfolio

	Level 1	Level 2	Level 3	Total

Liabilities:
Credit contracts	$—	$(2,538)	$—	$(2,538)
Equity contracts	(138,392)	(461,723)	—	(600,115)
Foreign currency exchange contracts	—	(490,355)	—	(490,355)
Interest rate contracts	(20,497)	(49,556)	—	(70,053)

	$(136,831)	$(832,528)	$—	$(969,359)

(a)	See above Consolidated Schedule of Investments for values in each country.
(b)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Preferred Securities	Total

Investments:
Assets:
Opening balance, as of December 31, 2018	$200,896	$905,347	$1,746,553	$2,852,796
Transfers into level 3	—	—	—	—
Transfers out of level 3	—	—	—	—
Accrued discounts/premiums	—	(783)	—	(783)
Net realized loss	—	(1,623)	—	(1,623)
Net change in unrealized appreciation (depreciation)(a)	35,273	(34,785)	(724,525)	(724,037)
Purchases	—	12,721	—	12,721
Sales	—	(19,887)	(418,728)	(438,615)

Closing balance, as of September 30, 2019	$236,169	$860,990	$603,300	$1,700,459

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2019(a)	$35,273	$(34,785)	$70,577	$71,065

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2019 is generally due to investments no longer held or categorized as Level 3 at period end.